Supplement dated August 1, 2014

to the Summary Prospectus dated April 30, 2014 for:

FVIT Balanced Managed Risk Portfolio

(formerly FVIT Index Managed Risk Portfolio)

(the “Summary Prospectus”)

(Class II Shares)

1.  Effective September 30, 2014, the “Investment Objectives” section of the Summary Prospectus is deleted and replaced with the following:

Investment Objectives:  The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

2.  The “Principal Investment Strategies” section of the Summary Prospectus is deleted and replaced with the following:

Principal Investment Strategies: The Portfolio is a “fund of funds,” which seeks to achieve its objective by generally investing at least 80% of the value of its net assets in a combination of iShares Exchange Traded Funds (“ETFs”) offered through different prospectuses or in financial instruments that provide exposure to such ETFs, while seeking to manage portfolio volatility and provide downside risk management. The Portfolio intends its strategy of providing exposure to a combination of ETFs to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of ETFs that hold equity and fixed income securities.  The mix of ETFs will vary with market conditions and the investment adviser’s assessment of the ETFs’ relative attractiveness as investment opportunities.  Generally, the adviser expects to invest approximately 50% of the Portfolio’s assets in equity-based ETFs, and approximately 50% of the Portfolio’s assets in fixed income-based ETFs (or, in each case, in financial instruments that provide exposure to such ETFs), although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.

The ETFs’ investments will focus on investments in securities listed on domestic and foreign equity exchanges with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income instruments including U.S. treasuries, mortgage-backed securities and inflation-indexed instruments. An ETF may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region.  As a result of its exposure to the ETFs, the Portfolio indirectly provides exposure principally to U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the ETFs may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the ETFs’ adviser or unrated but determined to be of equivalent quality by the ETFs’ adviser). Such securities are sometimes referred to as “junk bonds.”

The financial instruments that are intended to provide exposure similar to the exposure to the ETFs may include, among other instruments, futures, options, swaps, structured notes, and other derivatives.  As a result of the Portfolio’s use of futures, options, swaps, structured notes, and other derivatives, the Portfolio may also hold US Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.

The Portfolio's adviser may seek to reduce return volatility by utilizing derivatives for hedging purposes. The adviser also employs a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio’s securities. The sub-adviser may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. The sub-adviser adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio’s hedge instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure. The sub-adviser may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio’s positions.  The sub-adviser may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, the sub-adviser’s activity could significantly reduce the Portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. The sub-adviser also adjusts hedge instruments to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the ETFs, the Portfolio owns a diversified mix of equity and fixed-income securities.

3.  The “Principal Investment Risks” section of the Summary Prospectus is deleted and replaced with the following:

§

Asset Allocation: The Portfolio’s percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

§

Conflicts of Interest Risk: The managed risk strategy is designed to reduce the Portfolio’s return volatility and may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company’s ability to provide certain guaranteed benefits. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the managed risk strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

§

Credit Risk: Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

§

Derivatives Risk: The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act called for new regulation of derivatives markets, including the clearing and central trading of many standardized over-the-counter derivative instruments deemed to be “swaps.” The extent and impact of this regulation is not yet known and may not be known for some time. These regulatory developments may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

o

Futures: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the ETFs, or to those of unhedged funds in general.

o

Swaps: In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor.  Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk (e.g. the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value).  Swaps, especially those that are not exchange traded, may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses.  Although central clearing and exchange trading of swaps are expected to decrease the counterparty risk involved in bi-laterally negotiated contracts and increase market liquidity, exchange trading and clearing would not make the contracts risk free.

o

Structured Notes: Structured notes and other related instruments purchased by the Underlying Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Structured notes expose the Portfolio to the credit risk of the issuer of the structured product.

Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

o

Options: Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

o

Hedging: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the ETFs and other mutual funds with similar investment objectives in certain rising market conditions.

o

Leverage Risk: The use of futures, options, swaps, structured notes, and other derivatives, may result in leverage, which can magnify the effects of changes in the value of the Portfolio’s investments and make it more volatile.  The use of leverage may cause the Portfolio to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.  The use of leverage in the Portfolio can substantially increase the adverse impact to which the Portfolio’s investment portfolio may be subject.

§

Equity Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it indirectly invests or to which it has exposure.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

§

ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance.

Because the Portfolio’s investments include shares of the ETFs, or investments in financial instruments that provide exposure to the ETFs, the Portfolio’s risks include the risks of each ETF. For this reason, it is important to understand the risks associated with investing in the Portfolio include the risks of investing in each ETF.  The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

§

Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities. Rising rates may lead to increased redemptions and volatility and decreased liquidity in the fixed income markets, making it more difficult to sell fixed-income holdings.

§

Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

§

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

§

Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

§

Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability to sell bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

§

Limited History of Operation Risk: The Portfolio has a limited history of operation for investors to evaluate.

§

Management Risk: Investments that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

§

Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

§

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

§

Over-the-Counter Transactions Risk: The Portfolio engages in over the counter (“OTC”) transactions, some of which trade in a dealer network, rather than on an exchange.  In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges.

§

Portfolio Structure Risk: The Portfolio invests in ETFs and other instruments and incurs expenses related to each investment. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding such an investment directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

§

Short Positions Risk: Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

§

Value Stock Risk: Value stocks involve the risk that they may never reach what the ETF manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

_________________________________

This Supplement, the Prospectus dated April 30, 2014, the Summary Prospectus dated April 30, 2014, and the Statement of Additional dated April 30, 2014, as supplemented June 27, 2014, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.